Note 26 - Operating Lease Commitments - Future Aggregate Minimum Commitments Under Non-cancellable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Motor vehicles [member]
Statement Line Items [Line Items]
Payable in less than one year	$ 696
Motor vehicles [member] | Not later than one year [member]
Statement Line Items [Line Items]
Payable in less than one year	149
Motor vehicles [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Payable in less than one year	547
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Payable in less than one year	24	21
Other property, plant and equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Payable in less than one year	8	16
Other property, plant and equipment [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Payable in less than one year	16	5
Property, plant and equipment under operating leases [member]
Statement Line Items [Line Items]
Payable in less than one year	664	312	174
Property, plant and equipment under operating leases [member] | Not later than one year [member]
Statement Line Items [Line Items]
Payable in less than one year	442	312	15
Property, plant and equipment under operating leases [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Payable in less than one year	$ 222		$ 159